Taxation - Reconciliation of effective tax rate (Details)							12 Months Ended
	Jun. 29, 2022	Jun. 03, 2021	May 04, 2021	Feb. 25, 2021	Dec. 31, 2020	Dec. 01, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of average effective tax rate and applicable tax rate
South African normal tax rate							28.00%	28.00%	28.00%
Increase/(decrease) in rate of tax due to - disallowed expenditure							1.10%	11.40%	(1.00%)
Increase/(decrease) in rate of tax due to - disallowed share-based payment expenses							0.10%	2.30%	(0.30%)
Increase/(decrease) in rate of tax due to - different tax rates							0.50%	0.50%	(3.60%)
Increase/(decrease) in rate of tax due to - share of profits of equity accounted investments									(0.10%)
Increase/(decrease) in rate of tax due to - tax losses not recognised							0.80%		(2.00%)
Increase/(decrease) in rate of tax due to - capital gains and losses							1.60%
Increase/(decrease) in rate of tax due to - prior year adjustments							0.70%	(2.20%)	0.90%
Increase/(decrease) in rate of tax due to - other adjustments							0.30%		(0.50%)
(Decrease)/increase in rate of tax due to - exempt income							(5.90%)	(10.00%)	0.70%
(Decrease)/increase in rate of tax due to - share of profits of equity accounted investments							(1.60%)	(2.10%)
(Decrease)/increase in rate of tax due to - utilisation of tax losses							(0.10%)	(20.90%)
(Decrease)/increase in rate of tax due to - investment incentive allowances							(0.10%)	(0.40%)
(Decrease)/increase in rate of tax due to - translation differences							(0.30%)	(1.90%)
(Decrease)/increase in rate of tax due to - capital gains and losses								(1.80%)
(Decrease)/increase in rate of tax due to - change in South African corporate income tax rate							(0.10%)
(Decrease)/increase in rate of tax due to - other adjustments								(1.20%)	0.30%
Effective tax rate							25.00%	1.70%	22.40%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of	30.00%
Lake Charles Chemicals Project
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of						50.00%
Gemini HDPE LLC
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of					50.00%
Sasol Chevron Holdings Limited
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of		50.00%
Etame Marin block offshore Gabon
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of				27.80%
Block DE-8 offshore Gabon
Reconciliation of average effective tax rate and applicable tax rate
Proportion of equity interest disposed of			40.00%